Note 6 - Blanket Zimbabwe Indigenisation Transaction (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of indigenisation shareholder percentages and facilitation loan balances [text block]
				Balance of facilitation loan #
USD	Shareholding	Effective interest & NCI recognised	NCI subject to facilitation loan	December 31, 2020	December 31, 2019
NIEEF	16%	3.20%	12.80%	11,728	11,877
Fremiro	- &	- &	- &	- &	11,458
Community Trust	10%	10.00%	–	–	–
BETS ~	10%	–	–	7,447	7,639
	36%	13.20%	12.80%	19,175	30,974

Disclosure of movement in dividend loan [text block]
Balance at January 1, 2019	30,986
Finance cost accrued	1,609
Dividends used to repay loans	(1,621)
Balance at December 31, 2019	30,974
Cancellation of Fremiro loan	(11,458)
Finance cost accrued	1,396
Dividends used to repay loan	(1,737)
Balance at December 31, 2020	19,175

Disclosure of facilitation loans [text block]
Total

Balance at January 1, 2019	2,053
Finance cost accrued	104
Dividends used to repay advance dividend loan	(525)
Balance at December 31, 2019	1,632
Finance cost accrued	98
Dividends used to repay advance dividend loan	(736)
Balance at December 31, 2020	994